THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2023 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 87.4%

	OIL & GAS STORAGE & TRANSPORTATION — 5.1%
2,238,100	Enterprise Products Partners LP	$57,138,693

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 79.5%
20,784,524	The St. Joe Co.(a)	890,201,163

	STEEL — 2.8%
607,700	Commercial Metals Co.	31,448,475

TOTAL DOMESTIC EQUITY SECURITIES (COST $609,099,639)		978,788,331

	FOREIGN EQUITY SECURITIES — 0.8%

	CANADA — 0.8%

	METALS & MINING — 0.8%
7,124,313	Imperial Metals Corp.(b)	9,293,717

TOTAL FOREIGN EQUITY SECURITIES (COST $61,463,004)		9,293,717

	DOMESTIC PREFERRED EQUITY SECURITIES — 1.1%

	MORTGAGE FINANCE — 1.1%
4,335,813	Federal Home Loan Mortgage Corp.
	7.875%, Series Z(b)(c)	9,191,924
1,241,577	Federal National Mortgage Association
	7.750%, Series S(b)(c)	2,781,132

		11,973,056

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $21,921,414)		11,973,056

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 8.4%
	U.S. Treasury Bills
$10,000,000	4.593%, 05/04/2023(d)	$9,917,737
35,000,000	2.125%, 05/18/2023(d)	34,646,427
30,000,000	4.610%, 06/15/2023(d)	29,586,136
20,000,000	4.804%, 07/13/2023(d)	19,646,389

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $94,014,470)		93,796,689

Shares
	MONEY MARKET FUNDS — 2.4%
26,676,543	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.46%(e)	26,676,543

TOTAL MONEY MARKET FUNDS (COST $26,676,543)		26,676,543

TOTAL INVESTMENTS — 100.1% (COST $813,175,070)		1,120,528,336
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(777,717)

NET ASSETS — 100.0%		$1,119,750,619

(a)	Affiliated Company. See Note 2.
(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of February 28, 2023.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 28, 2023.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2023 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, The Fairholme Fund (the Fund”) follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board of Directors of Fairholme Funds, Inc. (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Fairholme Capital Management, L.L.C. (the “Manager”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price..

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

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THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023 (unaudited)

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2023, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 02/28/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$978,788,331	$—	$—	$978,788,331
Foreign Equity Securities*	9,293,717	—	—	9,293,717
Domestic Preferred Equity Securities*	11,973,056	—	—	11,973,056
U.S. Government Obligations	—	93,796,689	—	93,796,689
Money Market Funds	26,676,543	—	—	26,676,543

TOTAL INVESTMENTS	$1,026,731,647	$93,796,689	$—	$1,120,528,336

* Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for the Fund at February 28, 2023.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held by the Fund as of February 28, 2023 amounted to $890,201,163, representing approximately 79.50% of the Fund’s net assets.

Transactions in the Fund during the period ended February 28, 2023, in which the issuer of the security was an affiliate are as follows:

	November 30, 2022	Gross Additions	Gross Deductions	February 28, 2023
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation/ Depreciation
The St. Joe Co.	20,921,524	—	137,000	20,784,524	$890,201,163	$1,244,497	$—	$90,903,804

Total					$890,201,163	$1,244,497	$—	$90,903,804

For additional information regarding the accounting policies of the Fund and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

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